Debt - Convertible Notes (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Debt Instrument [Line Items]
Issuance costs attributable to debt component	$ 6,757
Convertible Notes
Debt Instrument [Line Items]
Aggregate principal amount of notes issued		$ 150,000
Interest rate		8.50%
Initial conversion price		$ 12.50
Volume-weighted average trading price as percentage of conversion price	130.00%
Number of trading days	20
Number of consecutive trading days	30
Repurchase price as percentage of par plus accrued and unpaid interest	101.00%
Derivative liability	$ 31,600
Derivative liability	6,700
Debt issuance cost	6,700
Issuance costs attributable to debt component	5,300
Issuance costs attributable to derivative liability	$ 1,400
Effective interest rate	15.00%
Interest expense	$ 1,300
Amortization of debt discount and issuance costs	$ 300
Convertible Notes | After the one year anniversary, and prior to the three-year anniversary
Debt Instrument [Line Items]
Term for calculating amount of interest declining ratably	1 year
Term for calculating amount of interest on the aggregate principal amount	3 years
Convertible Notes | From the one year anniversary of the issuance of the Notes to the two year anniversary
Debt Instrument [Line Items]
Term for calculating amount of interest declining ratably	18 months
Term for calculating amount of interest on the aggregate principal amount	12 months
Convertible Notes | From the two year anniversary of the issuance of the Notes to the three year anniversary
Debt Instrument [Line Items]
Term for calculating amount of interest declining ratably	12 months
Term for calculating amount of interest on the aggregate principal amount	0 days